Unaudited condensed consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Class B units	Incentive distribution rights	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance as of beginning of the period at Dec. 31, 2018		$ 13,289	$ 812,863		$ 5,176	$ 348,331	$ 1,179,659	$ 73,134	$ 1,252,793
Balance as of beginning of the period (in units) at Dec. 31, 2018		927,532	45,448,993			14,350,000
IFRS 16 adjustment (as restated) at Dec. 31, 2018		$ 4	$ 173				177	15	192
Balance at January 1, 2019 (as restated) at Dec. 31, 2018	[1]	$ 13,293	$ 813,036		5,176	$ 348,331	1,179,836	73,149	1,252,985
Balance at January 1, 2019 (as restated, in units) at Dec. 31, 2018	[1]	927,532	45,448,993			14,350,000
Profit attributable to GasLog's operations (Note 17)								2,650	2,650
Total comprehensive income attributable to GasLog's operations (Note 17)								2,650	2,650
Equity offering costs			$ (174)			$ 266	92		92
Number of units of settlement of awards vested during the period			49,850
Repurchases of common units (Note 7)			$ (9,921)				(9,921)		(9,921)
Number of units of repurchases of common units			(476,351)
Elimination of IDRs and issuance of common and Class B units			$ 1,810		(2,391)		(581)		(581)
Number of units on elimination of IDRs and issuance of common and class B units			2,532,911	2,490,000
Issuances of general partner units		$ 1,996					1,996		1,996
Number of units issued for general partner units		93,804
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(93,646)	(93,646)
Difference between net book value of acquired subsidiary and consideration paid		$ (357)	$ (17,490)				(17,847)	$ 17,847
Distributions declared (Note 16)		(1,077)	(49,978)		$ (2,785)	(15,872)	(69,712)		(69,712)
Share-based compensation, net of accrued distribution		7	350				357		357
Partnership's profit (Note 17)		487	23,858			15,164	39,509		39,509
Partnership's total comprehensive income (Note 17)		487	23,858			15,164	39,509		39,509
Balance as of end of the period at Jun. 30, 2019		$ 14,349	$ 761,491			$ 347,889	1,123,729		1,123,729
Balance as of end of the period (in units) at Jun. 30, 2019		1,021,336	47,555,403	2,490,000		14,350,000
Balance as of beginning of the period at Dec. 31, 2019		$ 11,271	$ 606,811			$ 347,889	965,971		965,971
Balance as of beginning of the period (in units) at Dec. 31, 2019		1,021,336	46,860,182	2,490,000		14,350,000
Equity offering costs			$ (114)				(114)		(114)
Number of units of settlement of awards vested during the period			68,432
Repurchases of common units (Note 7)			$ (996)				(996)		(996)
Number of units of repurchases of common units			(191,490)
Distributions declared (Note 16)		$ (702)	$ (32,019)			$ (15,164)	(47,885)		(47,885)
Share-based compensation, net of accrued distribution		11	482				493		493
Partnership's profit (Note 17)		155	7,063			15,164	22,382		22,382
Partnership's total comprehensive income (Note 17)		155	7,063			15,164	22,382		22,382
Balance as of end of the period at Jun. 30, 2020		$ 10,735	$ 581,227			$ 347,889	$ 939,851		$ 939,851
Balance as of end of the period (in units) at Jun. 30, 2020		1,021,336	46,737,124	2,490,000		14,350,000

[1]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019.